Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

11. FAIR VALUE MEASUREMENT

Measured at fair value on a non-recurring basis

The Group’s goodwill and intangible assets are primarily acquired through business acquisitions. Purchase price allocation are measured at fair value on a non-recurring basis as of the acquisition dates. The Group measures its goodwill and intangible assets at fair value on a non-recurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount exceeds its fair value. Acquired intangible assets are measured using the income approach — discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group recorded RMB1,504,525, RMB43,011 and nil impairment loss on goodwill, RMB13,526, RMB8,808 and nil impairment loss on intangible assets for the years ended December 31, 2021, 2022 and 2023, respectively.

The Group measures ROU assets, property and equipment and other long-lived assets on a non-recurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The fair value is determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of future cash flow and the discount rate. The Group recorded RMB13,385, RMB13,005 and RMB2,510 impairment losses on its ROU assets, RMB16,347, RMB875 and RMB774 impairment losses on property and equipment for the years ended December 31, 2021, 2022 and 2023, respectively.

There is no transfer between different levels during the years ended December 31, 2021, 2022 and 2023.

Measured at fair value on a recurring basis

The Group measures share-based liabilities and warrant liabilities on a recurring basis. The fair value is determined using models with significant unobservable inputs (Level 3 inputs).

The following table presents the fair value hierarchy for the Group’s liabilities that are measured and recorded at fair value as of December 31, 2022 and 2023:

	As of December 31, 2023
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Warrant liabilities	—	—	5,383	5,383

	As of December 31, 2022
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Warrant liabilities	—	—	14,291	14,291

The Company adopted Black Scholes model to assess the warrant’s fair value. The valuation involves complex and subjective judgements as well as the Company’s best estimates on the valuation date. Key inputs related to the Black Scholes model for the valuation of the fair value of warrants are as follows:

For the years ended December 31,
	2022	2023
	RMB	RMB
Risk-free interest rate	4.01% – 4.75%	3.88% – 4.86%
Volatility	36.78% – 44.74%	41.06% – 43.11%
Dividend yield	—	—
Life of warrants (in years)	0.56 – 6.07	1.00 – 5.07
Fair value of underlying ordinary shares*	123.72	3.71

*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.